Capital and reserves	12 Months Ended
Dec. 31, 2021
Capital and Reserves [Abstract]
Capital and reserves
15.	Capital and reserves

IPO and Impact of Corporate Reorganization

On January 7, 2021, Immunocore Holdings Limited was incorporated as a private limited company under the laws of England and Wales with nominal assets and liabilities for the purpose of becoming the holding company of Immunocore Limited.

On January 22, 2021, each holder of series A preferred shares, series B preferred shares, series C preferred shares, Growth Shares and ordinary shares in Immunocore Limited, sold and transferred their shares to Immunocore Holdings Limited in exchange for 100 shares of the same class at par value of 0.01 pence in Immunocore Holdings Limited. Following this share exchange, Immunocore Limited became a wholly owned subsidiary of Immunocore Holdings Limited.

All Immunocore Limited share options granted to directors and employees under share option plans that were in existence immediately prior to the reorganization were exchanged for share options in Immunocore Holdings Limited on a one-for-100 basis.

Following the share exchange, Immunocore Limited undertook a reorganization of its share capital to re-designate its series A preferred shares, series B preferred shares, series C preferred shares and Growth Shares into a single class of ordinary shares and subsequently undertook a share capital reduction, cancelling all amounts standing to the credit of its share premium account and cancelling 6,414,412 ordinary shares.

On February 1, 2021, Immunocore Holdings Limited was re-registered as a public limited company (“plc”) with the name Immunocore Holdings plc. The Company’s consolidated assets and liabilities immediately following the reorganization were the same as Immunocore Limited immediately before the reorganization.

Effective immediately prior to completion of the IPO, the Company re-organized its share capital whereby all of the outstanding series A preferred shares, series B preferred shares and series C preferred shares were re-designated as ordinary shares of the Company on a one for one basis.  A total of 16,632,540 of the ordinary shares, following the re-designation of the series C preferred shares, were converted to a separate class of non-voting ordinary shares. A total of 6,250,000 Growth Shares were re-designated of which 4,324,000 of the Growth Shares were re-designated as deferred shares of the Company. The remaining 1,926,000 Growth Shares were re-designated in the ratio of one ordinary share, issued for non-cash consideration and three deferred shares.

Immediately following these re-designations referred to above every 20 ordinary shares of £0.0001 and every 20 non-voting ordinary shares of £0.0001 in the Company were consolidated into one ordinary share and one non-voting ordinary share of £0.002.

On February 9, 2021, the Company completed an IPO of 11,426,280 ADSs representing 11,426,280 ordinary shares with nominal value of £0.002 per ordinary share, for gross proceeds of $297,083,000. In addition to the ADSs sold in the IPO, the Company completed the concurrent sale of an additional 576,923 ADSs, representing 576,923 ordinary shares with a nominal value of £0.002 per ordinary share, at the initial offering price of $26.00 per ADS, for gross proceeds of approximately $15.0 million, in a private placement to the Gates Foundation.  The total aggregate gross proceeds were $312,083,000 (£226,528,000).  A total of £15,543,000 representing underwriting discounts and commissions and other offering expenses incurred incrementally and directly attributable to the offering of securities and have been deducted from the gross proceeds of the IPO.

Under the terms of the Company’s agreement with the Gates Foundation, the Group is required to develop, manufacture and commercialize soluble TCR bispecific therapeutic candidates targeted to mutually agreed neglected diseases, currently HIV, with the potential to treat people at an affordable price in developing countries. In the event of certain defaults by the Group under the agreement, the Gates Foundation has the right to sell, or require the Group to buy-back, any of the shareholdings in the Group held by the Gates Foundation. In such an event, if within 12 months after such redemption or sale, the Group experiences a change in control at a valuation of more than 150% of the valuation used for the redemption or the sale of the shares, the Group has agreed to pay the Gates Foundation compensation equal to the excess of what it would have received in such transaction if it still held its shares at the time of such change of control over what it received in the sale or redemption of its shares.

The table below reflects the number of preferred, growth, ordinary, and deferred issued and outstanding at December 31, 2021 and also reflects the conversion of preferred and Growth Shares on 1-for-20 basis in the current and previous periods and the creation of deferred shares.

	Growth shares	Series A shares	Series B shares	Series C shares	Ordinary shares	Deferred shares
Issued and fully paid share capital (0.2p per share, except deferred shares which are 0.01p per share)
At January 1, 2019 - adjusted	391	—	—	—	20,849,445	11,805,500
Repurchased and cancelled	—	—	—	—	—	(6,024,000)
New shares issued for cash	—	—			3,297,560	—
Exercise of share options	—	—	—	—	38,125	—
At December 31, 2019	391	—	—	—	24,185,130	5,781,500
Repurchased and cancelled	—	—	—	—	-	(2,932,499)
New shares issued for cash	—	—	—	—	6,540,050	2,944,500
New shares issued for non-cash consideration	—	—			1,042,560	—
Exercise of share options	—	—	—	—	15,145	—
At December 31, 2020	391	—	—	—	31,782,885	5,793,501
Repurchased and cancelled	(391)	—	—	—	—	—
New shares issued for cash	—	—	—	—	12,003,203	—
Exercise of share options	—	—	—	—	76,762	—
At December 31, 2021	—	—	—	—	43,862,850	5,793,501

The impact of the corporate reorganization reflects the combined effect of each of the steps of the corporate reorganization set out in this Note 15. A total of 391 Growth Shares with a nominal value of £0.0001 per Growth Share were repurchased and cancelled. Included within ordinary shares are 831,627 ordinary shares with no voting rights. All ordinary shares are entitled to receive dividends and assets available for distribution. Deferred shares have no voting rights and are not entitled to dividends and are only entitled to receive amounts paid up on the deferred shares out of assets available for distribution after all payments have been made to holders of ordinary shares for amounts paid up or payable or on such shares.

	2021 £	2020 (Adjusted) £
Allotted, called up and fully paid
Ordinary shares	87,726	63,566
Series A shares	—	—
Series B shares	—	—
Series C shares	—	—
Growth shares	—	—
Deferred shares	579	579
	88,305	64,145

On February 3, 2021, the Company passed an ordinary resolution which authorises the Directors, or any duly authorised committee of the directors, to allot shares in the Company or grant rights to subscribe for or convert any security into shares in the Company up to an aggregate nominal value of £150,000 for a period expiring five years (up to February 3, 2026). This amount may be renewed, varied or revoked by the Company in a general meeting.

Share premium
£’000
At January 1, 2019 – adjusted	—
At December 31, 2019	—
At December 31, 2020	—
New shares issued for cash	210,961
Exercise of share options	952
Equity-settled share-based payment transaction	325
At December 31, 2021	212,238

The £325,000 of share premium is attributable to ordinary shares issued for non-cash consideration arising from the redesignation of 1,926,000 Growth Shares in the ratio of one ordinary share, issued for non-cash consideration and three deferred shares.

Nature and purpose of reserves

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees. All other reserves are as stated in the consolidated statement of changes in equity.

The other reserve arose as a result of the corporate reorganization described above.

No dividends were paid or declared in the years ended December 31, 2021 and 2020.

Capital management

The capital structure of the Group consists of shareholders’ equity, debt, cash and investments in money market funds. For the foreseeable future, the Board will maintain a capital structure that supports the Group’s strategic objectives through:

•	managing the budgeting process;

•	managing funding and liquidity risk; and

•	maintaining strong investor relations.

The Group monitors capital to maintain an appropriate structure that fulfils its strategic objectives, considers the needs of shareholders, and ensures it maintains sufficient funds to continue as a going concern.
The Group’s borrowings under the Oxford Finance Agreement detailed in Note 16, contain customary representations and warranties and customary affirmative and negative covenants applicable to the Group, including limitations on the Group’s ability to dispose of assets, enter into merger, consolidation or acquisition transactions and incur additional debt.  The Group monitors compliance withthese covenants during the year and is in compliance.